Acquisitions, Divestitures and Related Transactions Selected Financial Data (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 6,526	$ 5,531	$ 5,289	$ 4,481	$ 5,825	$ 6,601	$ 11,540	$ 10,326	$ 21,827	$ 34,292	$ 55,475
Cost of products sold (see Note 3)									15,394	27,029	48,414
Operating expenses (see Note 3)									1,484	2,261	2,059
Selling, general and administrative (see Note 3)									$ 348	475	520
Sunoco LP and Legacy Sunoco Inc. [Member]
Revenues										12,482	22,487
Cost of products sold (see Note 3)										11,174	21,155
Operating expenses (see Note 3)										798	727
Selling, general and administrative (see Note 3)										$ 106	$ 99